CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Share capital	$ 6,130,462	$ 6,047,999
Working capital deficiency	$ (387,672)